Regulatory Matters - Capital amounts and ratios for Bank (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014 Bankwell Bank	Dec. 31, 2013 Bankwell Bank	Mar. 31, 2014 Bankwell Financial Group Inc.	Dec. 31, 2013 Bankwell Financial Group Inc.	Dec. 31, 2013 Bankwell Financial Group Inc. Previously Reported	Dec. 31, 2012 The Bank Of New Canaan	Dec. 31, 2012 The Bank of Fairfield
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to Risk-Weighted Assets, Actual Capital, Amount	$ 68,460	$ 66,674	$ 78,232	$ 76,537		$ 38,849	$ 14,809
Total Capital to Risk-Weighted Assets, Actual Capital, Ratio	10.74%	10.74%	12.22%	12.32%		10.34%	12.05%
Total Capital to Risk-Weighted Assets, For Capital Adequacy Purposes, Amount	50,983	49,682	51,220	49,683		30,048	9,829
Total Capital to Risk-Weighted Assets, For Capital Adequacy Purposes, Ratio	8.00%	8.00%	8.00%	8.00%		8.00%	8.00%
Total Capital to Risk-Weighted Assets, To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	63,729	62,103			62,103	37,560	12,287
Total Capital to Risk-Weighted Assets, To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%			10.00%	10.00%	10.00%
Tier I Capital to Risk-Weighted Assets, Actual Capital, Amount	60,488	58,908	70,221	68,766		34,138	13,268
Tier I Capital to Risk-Weighted Assets, Actual Capital, Ratio	9.49%	9.49%	10.97%	11.07%		9.09%	10.80%
Tier I Capital to Risk-Weighted Assets, For Capital Adequacy Purposes, Amount	25,492	24,841	25,610	24,841		15,024	4,915
Tier I Capital to Risk-Weighted Assets, For Capital Adequacy Purposes, Ratio	4.00%	4.00%	4.00%	4.00%		4.00%	4.00%
Tier I Capital to Risk-Weighted Assets, To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	38,238	37,262			37,262	22,536	7,372
Tier I Capital to Risk-Weighted AssetsTo be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%			6.00%	6.00%	6.00%
Tier I Capital to Average Assets, Actual Capital, Amount	60,488	58,908	70,221	68,766		34,138	13,268
Tier I Capital to Average Assets, Actual Capital, Ratio	7.90%	7.91%	9.06%	9.15%		7.88%	8.39%
Tier I Capital to Average Assets, For Capital Adequacy Purposes, Amount	30,638	29,772	31,012	3,068		17,325	6,327
Tier I Capital to Average Assets, For Capital Adequacy Purposes, Ratio	4.00%	4.00%	4.00%	4.00%		4.00%	4.00%
Tier I Capital to Average Assets, To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 38,297	$ 37,215			$ 37,585	$ 21,656	$ 7,909
Tier I Capital to Average Assets, To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%			5.00%	5.00%	5.00%